LOANS	12 Months Ended
Dec. 31, 2022
LOANS
LOANS
13.	LOANS

Bank loans

As of December 31, 2021 and 2022, the Group had a total of RMB1,348,166 and RMB909,500 of short-term bank loans, respectively. Short-term bank loans are unsecured, and the weighted average interest rate as of December 31, 2021 and 2022 was 4.59% and 4.16%, respectively.

There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities.

Related party loans

The carrying amounts of the related party loans included in “Amounts due to related parties” on the consolidated balance sheets were as below:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current
Kingsoft Group*	500,000	—	—
Xiaomi Group**	236,206	340,129	49,314
	736,206	340,129	49,314
Non-current:
Xiaomi Group**	472,882	413,464	59,947
	472,882	413,464	59,947
	1,209,088	753,593	109,261
*

During 2021, the Group entered into an unsecured loan agreement with Kingsoft Group for an aggregate principal amount of RMB500,000 (US$78,461) with a fixed annual interest rate of 4.65%. The Group has fully repaid the loan in November 2022.

**

During 2021 and 2022, the Group entered into several loan agreements with fixed annual interest rates of 4.36% and 3.98% with Xiaomi Group which are secured by the Group’s electronic equipment, respectively. The carrying amount of the electronic equipment pledged was RMB702,424 and RMB585,005 (US$84,818) as of December 31, 2021, and 2022, respectively.

As of December 31, 2022, the loans will be repaid according to the following schedule:

	RMB	US$
2023	1,259,065	182,547
2024	322,758	46,796
2025	81,500	11,816
2026	61,125	8,862
	1,724,448	250,021